	APPLIED FINANCE EXPLORER FUND
Schedule of Investments		January 31, 2024 (unaudited)
97.39%	COMMON STOCK	Shares	Value

3.12%	COMMUNICATION SERVICES
	Cars.com, Inc.(A) . . . . . . . . . . .	213,355	$ 3,718,778
	John Wiley & Sons, Inc. Class A . . . .	98,146	3,321,261
	Scholastic Corp. . . . . . . . . . . .	75,000	2,883,000
	Sinclair, Inc. . . . . . . . . . . . . .	236,912	3,719,518
	Ziff Davis, Inc.(A) . . . . . . . . . . .	55,087	3,712,864
			17,355,421
11.31%	CONSUMER DISCRETIONARY
	Asbury Automotive Group, Inc.(A) . . . .	17,637	3,687,191
	Bloomin’ Brands, Inc. . . . . . . . . .	113,432	3,019,560
	Caleres, Inc. . . . . . . . . . . . . .	133,738	4,195,361
	Dream Finders Homes, Inc.(A) . . . . .	125,286	4,118,151
	Frontdoor, Inc.(A) . . . . . . . . . . .	90,954	2,979,653
	G-III Apparel Group Ltd(A) . . . . . . .	103,463	3,113,202
	Green Brick Partners, Inc.(A) . . . . . .	52,689	2,748,785
	Group 1 Automotive, Inc. . . . . . . .	16,606	4,318,556
	M/I Homes, Inc.(A) . . . . . . . . . . .	33,878	4,316,735
	Meritage Homes Corp. . . . . . . . .	28,476	4,715,910
	Patrick Industries, Inc. . . . . . . . . .	49,145	4,933,667
	Sonic Automotive, Inc. Class A . . . . .	48,213	2,437,649
	Stride, Inc.(A) . . . . . . . . . . . . .	56,762	3,402,882
	Taylor Morrison Home Corp.(A) . . . . .	94,374	4,920,660
	Upbound Group, Inc. . . . . . . . . .	123,509	4,100,499
	Vista Outdoor, Inc.(A) . . . . . . . . .	114,843	3,223,643
	Winnebago Industries, Inc. . . . . . .	42,862	2,816,891
			63,048,995
2.60%	CONSUMER STAPLES
	The Andersons, Inc . . . . . . . . . .	51,718	2,726,056
	BellRing Brands, Inc.(A) . . . . . . . .	73,628	4,069,420
	Performance Food Group Co.(A) . . . .	54,036	3,927,336
	Sprouts Farmers Market, Inc.(A) . . . . .	74,492	3,752,162
			14,474,974
8.85%	ENERGY
	Antero Resources Corp.(A) . . . . . . .	100,113	2,236,524
	Chord Energy Corp. . . . . . . . . .	15,000	2,306,400
	Civitas Resources, Inc. . . . . . . . .	38,046	2,465,761
	Comstock Resources, Inc. . . . . . . .	333,032	2,600,980
	CONSOL Energy, Inc. . . . . . . . . .	47,580	4,501,068
	1

QUARTERLY REPORT

APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued	January 31, 2024 (unaudited)
CVR Energy, Inc. . . . . . . . . . . .	Shares	Value
	84,761	$ 2,858,989
Dorian LPG Ltd. . . . . . . . . . . .	133,212	4,987,457
International Seaways, Inc. . . . . . .	90,042	4,829,853
Liberty Energy, Inc. . . . . . . . . . .	193,386	4,020,495
Murphy Oil Corp. . . . . . . . . . . .	61,857	2,393,866
Par Pacific Holdings, Inc.(A) . . . . . . .	95,332	3,488,198
PBF Energy, Inc. . . . . . . . . . . . . . . . . . . . . . .	75,637	3,820,425
Permian Resources Corp. . . . . . . .	199,092	2,683,760
SM Energy Co. . . . . . . . . . . . .	74,665	2,768,578
Weatherford International plc(A) . . . . .	37,554	3,362,961
		49,325,315
22.48% FINANCIALS
Arbor Realty Trust, Inc. . . . . . . . .	322,652	4,291,272
Associated Banc-Corp. . . . . . . . .	214,987	4,516,877
Axos Financial, Inc.(A) . . . . . . . . .	76,638	4,248,044
The Bancorp, Inc.(A) . . . . . . . . . .	114,808	5,010,221
BGC Group, Inc. . . . . . . . . . . .	633,350	4,471,451
Cathay General Bancorp . . . . . . .	95,208	3,919,713
CNO Financial Group, Inc. . . . . . . .	152,893	4,155,632
Columbia Banking System, Inc. . . . .	150,313	3,030,310
Customers Bancorp, Inc.(A) . . . . . . .	102,313	5,467,607
Donnelley Financial Solutions(A) . . . .	95,355	5,923,453
Enact Holdings, Inc. . . . . . . . . .	128,508	3,661,193
Enova International, Inc.(A) . . . . . . .	100,554	5,473,154
Federated Hermes, Inc. . . . . . . . .	97,797	3,418,983
Hancock Whitney Corp. . . . . . . . .	97,375	4,392,586
Hope Bancorp, Inc. . . . . . . . . . .	390,514	4,326,895
Jackson Financial, Inc. . . . . . . . .	90,355	4,524,075
MFA Financial, Inc. . . . . . . . . . .	412,196	4,563,010
Navient Corp. . . . . . . . . . . . .	247,484	4,261,674
NMI Holdings, Inc. Class A(A) . . . . . .	146,535	4,677,397
Pathward Financial, Inc. . . . . . . . .	89,421	4,630,219
PennyMac Mortgage Investment Trust .	284,466	4,079,242
Preferred Bank . . . . . . . . . . .	60,895	4,374,697
Prog Holdings, Inc.(A) . . . . . . . . .	135,904	4,164,099
Radian Group, Inc. . . . . . . . . . .	175,266	5,079,209
Rithm Capital Corp. . . . . . . . . . .	401,160	4,292,412
SLM Corp. . . . . . . . . . . . . . .	239,589	4,763,029
StoneX Group, Inc.(A) . . . . . . . . .	68,957	4,533,923
Victory Capital Holdings, Inc. Class A . .	148,691	5,015,347
		125,265,724
2

QUARTERLY REPORT

APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued	January 31, 2024 (unaudited)
10.93% HEALTH CARE	Shares	Value

AMN Healthcare Services, Inc.(A) . . . .	53,049	$ 3,926,156
Amphastar Pharmaceuticals, Inc.(A) . . .	54,149	2,889,391
Collegium Pharmaceutical, Inc.(A) . . . .	141,258	4,655,864
Corcept Therapeutics, Inc.(A) . . . . . .	136,940	2,889,434
The Ensign Group, Inc . . . . . . . .	42,811	4,847,061
HealthEquity, Inc.(A) . . . . . . . . . .	46,971	3,550,068
Innoviva, Inc.(A) . . . . . . . . . . . .	246,748	3,997,318
Ironwood Pharmaceuticals, Inc.(A) . . . .	300,267	4,260,789
Lantheus Holdings, Inc.(A) . . . . . . .	42,009	2,181,527
Medpace Holdings, Inc.(A) . . . . . . .	17,367	5,063,870
Merit Medical Systems, Inc.(A) . . . . .	41,268	3,231,284
Patterson Companies, Inc. . . . . . . .	103,657	3,095,198
Prestige Consumer Healthcare Inc.(A) . .	53,346	3,282,913
Tenet Healthcare Corp.(A) . . . . . . .	59,585	4,930,063
United Therapeutics Corp.(A) . . . . . .	15,568	3,343,695
Varex Imaging Corp.(A) . . . . . . . .	121,678	2,344,735
Veradigm, Inc.(A) . . . . . . . . . . .	263,492	2,405,682
		60,895,048
14.81% INDUSTRIALS
American Woodmark Corp.(A) . . . . .	42,226	3,854,389
API Group Corp.(A) . . . . . . . . . .	116,492	3,671,828
Atkore, Inc. . . . . . . . . . . . . .	26,430	4,031,368
Avis Budget Group, Inc. . . . . . . . .	13,289	2,175,542
Beacon Roofing Supply, Inc.(A) . . . . .	48,242	3,998,779
Boise Cascade Co. . . . . . . . . . .	30,801	4,172,303
Builders FirstSource, Inc.(A) . . . . . . . . . . . . .	36,304	6,307,094
Comfort Systems USA Inc . . . . . . .	18,718	4,070,603
CSG Systems International, Inc. . . . .	52,249	2,628,647
Encore Wire Corp. . . . . . . . . . . . . . . . . . . . .	20,277	4,572,464
First Advantage Corp. . . . . . . . .	198,000	3,241,260
Genco Shipping & Trading Ltd. . . . . .	168,978	2,963,874
GMS, Inc.(A) . . . . . . . . . . . . .	56,062	4,718,178
Herc Holdings, Inc. . . . . . . . . . .	23,723	3,498,905
Hillman Solutions Corp.(A) . . . . . . .	284,348	2,499,419
MAXIMUS, Inc. . . . . . . . . . . . .	41,021	3,327,624
PGT Innovations, Inc.(A) . . . . . . . .	119,355	4,919,813
Sterling Infrastructure, Inc.(A) . . . . . .	53,038	3,983,154
Terex Corp. . . . . . . . . . . . . .	49,958	3,068,920
UFP Industries, Inc. . . . . . . . . . .	30,511	3,461,473
Verra Mobility Corp.(A) . . . . . . . . .	160,332	3,833,538
Wesco International, Inc. . . . . . . .	20,382	3,536,685
		82,535,860
3

QUARTERLY REPORT

APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued	January 31, 2024 (unaudited)
8.08% INFORMATION TECHNOLOGY	Shares	Value

Adeia, Inc. . . . . . . . . . . . . . .	266,582	$3,236,305
Consensus Cloud Solutions, Inc.(A) . . .	100,594	2,186,914
ePlus, Inc.(A) . . . . . . . . . . . . .	58,046	4,384,795
Insight Enterprises, Inc.(A) . . . . . . .	28,829	5,325,869
InterDigital, Inc. . . . . . . . . . . .	31,789	3,339,434
MaxLinear, Inc.(A) . . . . . . . . . . .	162,139	3,375,734
Netgear, Inc.(A) . . . . . . . . . . . .	155,217	2,204,081
OSI Systems, Inc.(A) . . . . . . . . . .	32,462	4,156,110
Progress Software Corp. . . . . . . .	67,583	3,839,390
Sanmina Corp(A) . . . . . . . . . . .	50,171	3,001,229
ScanSource, Inc.(A) . . . . . . . . . .	81,863	3,213,941
Ultra Clean Holdings, Inc.(A) . . . . . .	89,835	3,431,697
Xerox Holdings Corp. . . . . . . . . .	179,790	3,318,923
		45,014,422
4.75% MATERIALS
Alpha Metallurgical Resources . . . . .	14,357	5,731,889
Clearwater Paper Corp.(A) . . . . . . .	64,523	2,127,323
Commercial Metals Co. . . . . . . . .	70,793	3,696,810
Element Solutions, Inc. . . . . . . . .	135,755	3,017,834
Ryerson Holding Corp. . . . . . . . .	89,719	3,079,156
TimkenSteel Corp.(A) . . . . . . . . .	130,178	2,675,158
Warrior Met Coal, Inc. . . . . . . . . .	95,852	6,150,823
		26,478,993
7.17% REAL ESTATE
American Assets Trust Inc . . . . . . .	164,287	$3,684,957
Armada Hoffler Properties, Inc. . . . .	210,000	2,511,600
DiamondRock Hospitality Co. . . . . .	453,081	4,141,160
Douglas Emmett, Inc. . . . . . . . . .	201,769	2,733,970
Empire State Realty Trust . . . . . . .	373,557	3,556,263
The Macerich Co . . . . . . . . . . .	320,236	5,056,526
Newmark Group, Inc. . . . . . . . . .	373,680	3,792,852
Sabra Health Care REIT, Inc. . . . . . .	259,031	3,455,474
Service Properties Trust . . . . . . . .	428,520	3,312,460
SL Green Realty Corp. . . . . . . . .	66,946	3,009,223
Tanger Factory Outlet Centers, Inc. . . .	174,525	4,694,722
		39,949,207

4

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		January 31, 2024 (unaudited)
0.65%	RETAIL	Shares	Value

	Kite Realty Group Trust . . . . . . . .	170,234	$3,643,008
2.64%	UTILITIES
	Brookfield Infrastructure Corp. . . . . .	69,973	2,449,755
	Montauk Renewables, Inc.(A) . . . . . .	150,000	1,036,500
	New Jersey Resources Corp. . . . . .	93,249	3,807,357
	Otter Tail Corp. . . . . . . . . . . .	55,724	5,038,564
	PNM Resources, Inc. . . . . . . . . .	64,991	2,354,624
			14,686,800
97.39%	TOTAL COMMON STOCK . . . . . . . . . . . . . .		542,673,767
0.05%	EXCHANGE TRADED FUND
0.05%	SMALL CAP
	iShares Russell 2000 ETF . . . . . . .	900	173,592
	iShares Russell 2000 Growth ETF . . .	500	122,185
			295,777
0.05%	TOTAL EXCHANGE TRADED FUND . . . . . . . . . .		295,777
2.74%	MONEY MARKET FUND
	Federated Treasury Obligations Fund
	5.19%(B) . . . . . . . . . . . . . .	15,246,412	$15,246,412
100.18%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		558,215,956
(0.18%)	Liabilities in excess of other assets . . . . . . . . . . .		(991,534)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . .		$557,224,422

(A)Non-income producing

(B)Effective 7 day yield as of January 31, 2024

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

5

QUARTERLY REPORT

APPLIED FINANCE EXPLORER FUND

Schedule of Investments - continued	January 31, 2024 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

		Level 2	Level 3
Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock . . . . .	$ 542,673,767			$ 542,673,767
Exchange Traded Fund .	295,777			295,777
Money Market Fund . . .	15,246,412			15,246,412
Total Investments . . . .	$ 558,215,956			$ 558,215,956

The cost of investments for Federal income tax purposes has been estimated as of January 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $479,694,275, and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$ 97,247,387
Gross unrealized depreciation . . . .	$(18,725,705)
Net unrealized appreciation . . . . .	$ 78,521,683

6

QUARTERLY REPORT